Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Interest and Dividend Income
Interest on loans, including fees	$ 39,039,000	$ 40,058,000
Interest and dividends on investment securities, interest-bearing deposits with others, and Federal Home Loan Bank stock	1,590,000	3,379,000
Total Interest and Dividend Income	40,629,000	43,437,000
Interest Expense
Interest on deposits	18,966,000	23,141,000
Interest on Federal Home Loan Bank borrowings	1,858,000	545,000
Interest on Federal Reserve Bank borrowings	1,000	0
Interest on senior debt	947,000	0
Interest on subordinated debt	954,000	1,934,000
Total Interest Expense	22,726,000	25,620,000
Net Interest Income	17,903,000	17,817,000
Provision for Credit Losses	1,197,000	1,506,000
Provision for Off-Balance Sheet Credit Exposures	20,000	28,000
Total Provision for Credit Losses	1,217,000	1,534,000
Net Interest Income after Provision for Credit Losses	16,686,000	16,283,000
Non-Interest Income
Insurance commissions	820,000	744,000
Income from bank-owned life insurance	128,000	118,000
Net gain on loans held for sale	3,745,000	3,699,000
Gain on the sale of SBA loans	1,431,000	453,000
Gain on sale-leaseback transaction	0	1,485,000
Total Non-Interest Income, net	7,159,000	8,156,000
Non-Interest Expense
Salaries and employee benefits	15,158,000	14,636,000
Directors’ fees and expenses	263,000	201,000
Occupancy and equipment	1,799,000	1,418,000
Data processing	1,760,000	1,298,000
Professional fees	1,848,000	1,087,000
FDIC deposit insurance assessment	530,000	614,000
Advertising	294,000	302,000
Amortization of other intangible	48,000	49,000
Other	1,501,000	1,413,000
Total Non-Interest Expense	23,201,000	21,018,000
Income from continuing operations before income taxes	644,000	3,421,000
Income taxes from continuing operations	322,000	1,190,000
Net income from continuing operations	322,000	2,389,000
Income from discontinued operations	0	564,000
Income tax from discontinued operations	0	158,000
Net income from discontinued operations	0	406,000
Net income	$ 322,000	$ 2,795,000
Earnings per share from continuing operations – basic (in dollars per share)	$ 0.12	$ 0.92
Earnings per share from discontinued operations – basic (in dollars per share)	0	0.16
Basic earnings per share, net (in dollars per share)	$ 0.12	$ 1.08
Average shares outstanding - basic (in shares)	2,632,661	2,578,804
Earnings per share from continuing operations - diluted (in dollars per share)	$ 0.12	$ 0.92
Earnings per share from discontinued operations - diluted (in dollars per share)	0	0.16
Diluted earnings per share, net (in dollars per share)	$ 0.12	$ 1.08
Average shares outstanding - diluted (in shares)	2,632,661	2,578,804
Mortgage Banking and Abstract Fees [Member]
Non-Interest Income
Non-interest revenue	$ 947,000	$ 909,000
Real Estate Sales Commissions [Member]
Non-Interest Income
Non-interest revenue	0	20,000
Other Fees and Services Fees [Member]
Non-Interest Income
Non-interest revenue	88,000	728,000
Continuing Operations [Member]
Non-Interest Expense
Income taxes from continuing operations	$ 322,000	$ 1,032,000